Offerings - Offering: 1	May 20, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered	2,000,000
Proposed Maximum Offering Price per Unit	5.51
Maximum Aggregate Offering Price	$ 11,020,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,521.86
Offering Note
(1)

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, $0.01 par value per share (“Common Stock”), of ASP Isotopes Inc. (the “Registrant”) that become issuable under the ASP Isotopes Inc. 2025 Inducement Equity Incentive Plan (the “2025 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock.

(2)

Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $5.51 per share, which is the average of the high and low prices of the Registrant’s Common Stock on May 18, 2026, as reported on the Nasdaq Capital Market.

(3)	Represents 2,000,000 shares of Common Stock reserved for issuance under the 2025 Plan.

(4)	The Registrant does not have any fee offsets.